UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
MUTUAL FUNDS† - 55.4%
Guggenheim Strategy Fund II1	36,166	$892,944
Guggenheim Strategy Fund I1	33,886	840,720
Total Mutual Funds
(Cost $1,739,372)		1,733,664

	Face Amount
REPURCHASE AGREEMENTS††,2 - 25.7%
HSBC Group issued 03/31/16 at 0.21% due 04/01/16	$739,235	739,235
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	63,646	63,646
Total Repurchase Agreements
(Cost $802,881)		802,881
Total Investments - 81.1%
(Cost $2,542,253)		$2,536,545
Other Assets & Liabilities, net - 18.9%		592,599
Total Net Assets - 100.0%		$3,129,144

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2016 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $3,067,550)	38	$(8,812)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Mutual Funds	$1,733,664	$—	$—	$—	$1,733,664
Repurchase Agreements	—	—	802,881	—	802,881
Total	$1,733,664	$—	$802,881	$—	$2,536,545

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$8,812	$—	$—	$8,812

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.7%
Guggenheim Enhanced Short Duration ETF[1]	108,400	$5,405,908
Total Exchange-Traded Funds
(Cost $5,429,550)		5,405,908

MUTUAL FUNDS† - 75.1%
Guggenheim Strategy Fund II1	2,513,534	62,059,158
Guggenheim Strategy Fund I1	2,241,825	55,619,679
Guggenheim Strategy Fund III[1]	1,270,265	31,337,434
Total Mutual Funds
(Cost $150,209,909)		149,016,271

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 2.5%
U.S. Treasury Notes
0.63% due 08/15/16	$5,000,000	5,004,445
Total U.S. Government Securities
(Cost $5,004,874)		5,004,445

ASSET BACKED SECURITIES†† - 0.1%
Mortgage Securities - 0.1%
Morgan Stanley Reremic Trust
2012-IO, 1.00% due 03/27/51[2]	173,721	173,178
Total Asset Backed Securities
(Cost $173,493)		173,178

REPURCHASE AGREEMENTS††,3 - 4.6%
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	6,845,871	6,845,871
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	2,327,886	2,327,886
Total Repurchase Agreements
(Cost $9,173,757)		9,173,757
Total Investments - 85.0%
(Cost $169,991,583)		$168,773,559
Other Assets & Liabilities, net - 15.0%		29,879,934
Total Net Assets - 100.0%		$198,653,493

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $35,634,375)	250	$866,795
June 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $21,853,260)	286	504,711
June 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $19,918,225)	179	132,237
(Total Aggregate Value of Contracts $77,405,860)		$1,503,743

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $36,998,438)	225	$495,029
June 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $299,674,893)	2,008	389,410
June 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $62,706,503)	337	372,883
June 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $323,070,771)	240	187,968
June 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $15,520,203)	119	100,723
June 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $19,667,732)	181	19,870
June 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $396,610,592)	3,118	(191,142)
(Total Aggregate Value of Contracts $1,154,249,132)		$1,374,741

EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $40,725,480)	463	$563,219
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $21,837,825)	213	288,743
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $14,320,800)	160	226,575
April 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $10,173,650)	76	123,833

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
June 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $11,996,847)	137	$45,759
June 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $13,538,002)	140	23,850
June 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $834,035)	7	(14,147)
April 2016 MSCI Taiwan Stock Index Futures Contracts†† (Aggregate Value of Contracts $8,487,155)	265	(20,549)
April 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $3,055,845)	31	(86,262)
April 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $16,546,168)	166	(120,706)
(Total Aggregate Value of Contracts $141,515,807)		$1,030,315

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2016 Wheat Futures Contracts (Aggregate Value of Contracts $2,053,200)	87	$20,187
May 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $2,967,863)	62	15,874
May 2016 LME Nickel Futures Contracts (Aggregate Value of Contracts $2,235,684)	44	935
May 2016 Soybean Futures Contracts (Aggregate Value of Contracts $11,280,900)	248	(8,118)
May 2016 Copper Futures Contracts (Aggregate Value of Contracts $1,474,875)	27	(38,609)
May 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $5,393,186)	89	(53,632)
May 2016 Corn Futures Contracts (Aggregate Value of Contracts $6,203,850)	354	(120,429)
May 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $18,479,328)	1,070	(330,525)
June 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $20,852,880)	646	(504,261)
(Total Aggregate Value of Contracts $70,941,766)		$(1,018,578)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $7,550,850)	213	$449,838
May 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $11,870,155)	407	217,145
May 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $11,428,270)	581	163,164
May 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $3,760,938)	83	100,530
May 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $20,280,075)	853	27,668
June 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $10,355,520)	84	26,566
May 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $1,148,175)	27	4,923
May 2016 Silver Futures Contracts (Aggregate Value of Contracts $694,350)	9	(5,988)
June 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $8,190,600)	165	(28,299)
May 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $24,429,298)	646	(366,350)
(Total Aggregate Value of Contracts $99,708,231)		$589,197

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $2,819,686)	19	$39,341
June 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $9,357,698)	33	32,414

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
April 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $5,071,855)	102	$26,973
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $720,500)	5	(1,629)
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $998,010)	9	(1,803)
April 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $10,277,179)	177	(126,844)
(Total Aggregate Value of Contracts $29,244,928)		$(31,548)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $2,310,600)	30	$3,224
June 2016 British Pound Futures Contracts (Aggregate Value of Contracts $34,837,550)	388	471
June 2016 Swiss Franc Futures Contracts (Aggregate Value of Contracts $45,122,725)	346	(598,823)
(Total Aggregate Value of Contracts $82,270,875)		$(595,128)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $7,835,248)	45	$16,682
June 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $10,698,875)	62	(9,926)
June 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $13,657,859)	136	(60,562)
June 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $94,411,148)	779	(478,892)
June 2016 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $276,852,363)	3,225	(567,152)
(Total Aggregate Value of Contracts $403,455,493)		$(1,099,850)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $173,178 (cost $173,493), or 0.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$—	$173,178	$—	$—	$173,178
Commodity Futures Contracts	—	1,026,830	—	—	—	1,026,830
Exchange-Traded Funds	5,405,908	—	—	—	—	5,405,908
Currency Futures Contracts	—	1,507,438	—	—	—	1,507,438
Equity Futures Contracts	—	1,078,537	—	292,170	—	1,370,707
Interest Rate Futures Contracts	—	595,752	—	986,813	—	1,582,565
Mutual Funds	149,016,271	—	—	—	—	149,016,271
Repurchase Agreements	—	—	9,173,757	—	—	9,173,757
U.S. Government Securities	—	—	5,004,445	—	—	5,004,445
Total	$154,422,179	$4,208,557	$14,351,380	$1,278,983	$—	$174,261,099

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$1,456,211	$—	$—	$—	$1,456,211
Currency Futures Contracts	—	598,823	—	—	—	598,823
Equity Futures Contracts	—	3,432	—	368,508	—	371,940
Interest Rate Futures Contracts	—	488,818	—	818,856	—	1,307,674
Total	$—	$2,547,284	$—	$1,187,364	$—	$3,734,648

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 45.7%
Consumer, Non-cyclical - 8.2%
Alere, Inc.*,1	26,749	$1,353,774
ADT Corp.[1]	28,234	1,164,935
Jarden Corp.*,1	12,534	738,879
Humana, Inc.[1]	2,810	514,090
Allergan plc*,1	1,601	429,116
Heartland Payment Systems, Inc.[1]	4,080	394,006
Affymetrix, Inc.*,1	20,756	290,792
Herbalife Ltd.*	4,164	256,336
Cigna Corp.[1]	1,719	235,916
SABMiller plc ADR	3,831	234,074
Apollo Education Group, Inc. — Class A*,1	28,345	232,854
KAR Auction Services, Inc.[1]	5,862	223,577
Constellation Brands, Inc. — Class A1	1,427	215,606
ManpowerGroup, Inc.[1]	2,583	210,308
Tyson Foods, Inc. — Class A1	3,123	208,179
Ingredion, Inc.[1]	1,928	205,891
Reynolds American, Inc.[1]	4,011	201,794
Pinnacle Foods, Inc.[1]	4,512	201,596
Bio-Rad Laboratories, Inc. — Class A*,1	1,466	200,432
Mondelez International, Inc. — Class A1	4,974	199,557
UnitedHealth Group, Inc.[1]	1,542	198,764
Baxalta, Inc.[1]	4,883	197,273
Amgen, Inc.[1]	1,299	194,759
Teleflex, Inc.[1]	1,234	193,750
Dr Pepper Snapple Group, Inc.[1]	2,160	193,148
Western Union Co.[1]	9,834	189,697
Kroger Co.[1]	4,821	184,403
Hill-Rom Holdings, Inc.[1]	3,509	176,503
Charles River Laboratories International, Inc.*,1	2,313	175,649
Gilead Sciences, Inc.[1]	1,890	173,615
United Therapeutics Corp.*,1	1,542	171,825
Coty, Inc. — Class A1	6,132	170,654
Eli Lilly & Co.[1]	2,352	169,368
Flowers Foods, Inc.[1]	9,159	169,075
Graham Holdings Co. — Class B1	347	166,560
Cooper Companies, Inc.[1]	1,041	160,283
Church & Dwight Company, Inc.[1]	1,697	156,429
DaVita HealthCare Partners, Inc.*,1	2,082	152,777
Archer-Daniels-Midland Co.[1]	4,203	152,611
AbbVie, Inc.[1]	2,121	121,152
Aaron's, Inc.[1]	4,512	113,251
Universal Health Services, Inc. — Class B1	887	110,627
Tumi Holdings, Inc.*	3,733	100,119
Edwards Lifesciences Corp.*,1	1,002	88,386
VCA, Inc.*,1	1,272	73,382
Laboratory Corporation of America Holdings*,1	462	54,114
Hologic, Inc.*,1	1,542	53,199
JM Smucker Co.[1]	347	45,054
Cintas Corp.[1]	424	38,079
Vantiv, Inc. — Class A*,1	656	35,345
MEDNAX, Inc.*,1	463	29,919
Quest Diagnostics, Inc.[1]	347	24,793
Total System Services, Inc.[1]	386	18,366
Macquarie Infrastructure Corp.[1]	270	18,209
Quanta Services, Inc.*,1	347	7,828
Service Corporation International[1]	193	4,763
Acadia Healthcare Company, Inc.*,1	77	4,243
Molson Coors Brewing Co. — Class B1	39	3,751
Total Consumer, Non-cyclical		12,003,435
Utilities - 6.1%
Cleco Corp.[1]	30,228	1,668,889
Piedmont Natural Gas Company, Inc.[1]	22,851	1,367,174
AGL Resources, Inc.[1]	14,407	938,472
TECO Energy, Inc.[1]	31,300	861,689
Questar Corp.[1]	29,642	735,122
Empire District Electric Co.[1]	12,989	429,286
Edison International[1]	3,162	227,316
Great Plains Energy, Inc.[1]	6,864	221,364
Ameren Corp.[1]	4,358	218,336
Public Service Enterprise Group, Inc.[1]	4,628	218,164
Pinnacle West Capital Corp.[1]	2,892	217,102
NiSource, Inc.[1]	9,062	213,501
Consolidated Edison, Inc.[1]	2,777	212,774
American Electric Power Company, Inc.[1]	3,201	212,546
Xcel Energy, Inc.[1]	5,052	211,275
SCANA Corp.[1]	3,008	211,011
Atmos Energy Corp.[1]	2,816	209,116
UGI Corp.[1]	3,972	160,032
AES Corp.[1]	13,034	153,801
PPL Corp.[1]	2,970	113,068
Exelon Corp.[1]	2,931	105,106
DTE Energy Co.[1]	424	38,440
FirstEnergy Corp.[1]	154	5,539
Total Utilities		8,949,123
Financial - 6.1%
First Niagara Financial Group, Inc.[1]	50,653	490,321
FirstMerit Corp.[1]	15,755	331,644
Interactive Brokers Group, Inc. — Class A1	5,939	233,521
Mid-America Apartment Communities, Inc.[1]	2,160	220,773
E*TRADE Financial Corp.*,1	8,831	216,272
Synovus Financial Corp.[1]	7,404	214,049
Berkshire Hathaway, Inc. — Class B*,1	1,504	213,387
Everest Re Group Ltd.[1]	1,080	213,224
Hanover Insurance Group, Inc.[1]	2,352	212,197
Chimera Investment Corp.[1]	15,610	212,140
Goldman Sachs Group, Inc.[1]	1,350	211,923
Lamar Advertising Co. — Class A1	3,432	211,069

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 45.7% (continued)
Financial - 6.1% (continued)
Nasdaq, Inc.[1]	3,162	$209,894
Aspen Insurance Holdings Ltd.[1]	4,397	209,737
Bank of New York Mellon Corp.[1]	5,669	208,789
Capital One Financial Corp.[1]	3,008	208,484
MFA Financial, Inc.[1]	30,349	207,891
American Capital Agency Corp. REIT[1]	11,030	205,489
Reinsurance Group of America, Inc. — Class A1	2,121	204,146
JPMorgan Chase & Co.[1]	3,432	203,243
PNC Financial Services Group, Inc.[1]	2,391	202,207
Old Republic International Corp.[1]	11,030	201,628
Air Lease Corp. — Class A1	6,248	200,686
Arch Capital Group Ltd.*,1	2,816	200,218
Ally Financial, Inc.*,1	10,643	199,237
Hartford Financial Services Group, Inc.[1]	4,203	193,674
American Financial Group, Inc.[1]	2,738	192,673
Macerich Co.[1]	2,430	192,553
CoreLogic, Inc.*,1	5,514	191,336
Voya Financial, Inc.[1]	6,324	188,265
Assured Guaranty Ltd.[1]	7,250	183,425
Starwood Property Trust, Inc.[1]	9,294	175,935
Popular, Inc.[1]	6,093	174,321
Cincinnati Financial Corp.[1]	2,507	163,858
Citigroup, Inc.[1]	3,818	159,402
CBL & Associates Properties, Inc.[1]	12,225	145,478
Travelers Companies, Inc.[1]	1,234	144,020
Synchrony Financial*,1	4,512	129,314
Ameriprise Financial, Inc.[1]	1,350	126,914
Associated Banc-Corp.[1]	6,710	120,377
Discover Financial Services[1]	2,276	115,894
East West Bancorp, Inc.[1]	3,201	103,968
Wilshire Bancorp, Inc.	9,889	101,857
Fidelity & Guaranty Life[1]	3,754	98,506
AmTrust Financial Services, Inc.[1]	3,779	97,801
Raymond James Financial, Inc.[1]	1,504	71,605
Jones Lang LaSalle, Inc.[1]	386	45,286
Endurance Specialty Holdings Ltd.[1]	540	35,284
Two Harbors Investment Corp.[1]	3,585	28,465
RenaissanceRe Holdings Ltd.[1]	231	27,681
Santander Consumer USA Holdings, Inc.*,1	2,583	27,096
CIT Group, Inc.[1]	733	22,745
Credit Acceptance Corp.*,1	77	13,979
Hospitality Properties Trust[1]	463	12,297
CME Group, Inc. — Class A1	39	3,746
Taubman Centers, Inc.[1]	39	2,778
Lincoln National Corp.[1]	39	1,529
Total Financial		8,934,231
Consumer, Cyclical - 5.1%
Office Depot, Inc.*	111,994	795,157
Ingram Micro, Inc. — Class A1	16,071	577,109
Rite Aid Corp.*,1	61,927	504,706
Norwegian Cruise Line Holdings Ltd.*,1	4,667	258,039
DR Horton, Inc.[1]	7,944	240,147
CST Brands, Inc.[1]	6,170	236,249
Royal Caribbean Cruises Ltd.[1]	2,777	228,131
Carnival Corp.[1]	4,281	225,908
Target Corp.[1]	2,738	225,282
Best Buy Company, Inc.[1]	6,633	215,175
PACCAR, Inc.[1]	3,896	213,072
Vista Outdoor, Inc.*,1	4,088	212,208
GameStop Corp. — Class A	6,594	209,228
Alaska Air Group, Inc.[1]	2,468	202,425
CVS Health Corp.[1]	1,890	196,050
Walgreens Boots Alliance, Inc.[1]	2,276	191,730
Foot Locker, Inc.[1]	2,931	189,050
Liberty Interactive Corporation QVC Group — Class A*,1	7,404	186,951
Darden Restaurants, Inc.[1]	2,738	181,529
Lear Corp.[1]	1,620	180,095
Penske Automotive Group, Inc.[1]	4,473	169,527
Goodyear Tire & Rubber Co.[1]	4,782	157,710
Kohl's Corp.[1]	3,278	152,788
Extended Stay America, Inc.[1]	7,328	119,447
Lennar Corp. — Class B1	2,963	114,698
WESCO International, Inc.*,1	2,006	109,668
World Fuel Services Corp.[1]	2,237	108,673
Southwest Airlines Co.[1]	2,391	107,117
Carmike Cinemas, Inc.*	3,321	99,763
Homeinns Hotel Group ADR*	2,784	99,250
Lennar Corp. — Class A1	1,987	96,091
Dick's Sporting Goods, Inc.[1]	2,006	93,781
Nu Skin Enterprises, Inc. — Class A	2,391	91,456
Six Flags Entertainment Corp.[1]	1,620	89,894
Mohawk Industries, Inc.*,1	386	73,687
Whirlpool Corp.[1]	309	55,725
Carter's, Inc.[1]	462	48,685
United Continental Holdings, Inc.*,1	771	46,152
Wyndham Worldwide Corp.[1]	579	44,253
AutoNation, Inc.*,1	849	39,631
Dillard's, Inc. — Class A1	462	39,228
Ford Motor Co.[1]	2,661	35,923
Skechers U.S.A., Inc. — Class A*,1	1,041	31,698
General Motors Co.[1]	1,002	31,493
Hasbro, Inc.[1]	270	21,627
PVH Corp.[1]	77	7,628
Total Consumer, Cyclical		7,553,834
Technology - 4.7%
EMC Corp.[1]	46,802	1,247,274
SanDisk Corp.[1]	7,142	543,363
Atmel Corp.[1]	63,700	517,244
KLA-Tencor Corp.[1]	5,004	364,341
Cadence Design Systems, Inc.*,1	9,410	221,887
Activision Blizzard, Inc.[1]	6,555	221,822
NVIDIA Corp.[1]	6,093	217,094
Allscripts Healthcare Solutions, Inc.*,1	16,274	214,980
Synopsys, Inc.*,1	4,397	212,991

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 45.7% (continued)
Technology - 4.7% (continued)
Oracle Corp.[1]	5,168	$211,423
Amdocs Ltd.[1]	3,393	205,005
CA, Inc.[1]	6,594	203,029
Nuance Communications, Inc.*,1	10,605	198,207
DST Systems, Inc.[1]	1,736	195,769
Intel Corp.[1]	5,784	187,112
Apple, Inc.[1]	1,697	184,956
ON Semiconductor Corp.*,1	19,011	182,315
Fidelity National Information Services, Inc.[1]	2,738	173,343
Microsoft Corp.[1]	2,931	161,879
Electronic Arts, Inc.*,1	2,276	150,466
SS&C Technologies Holdings, Inc.[1]	2,313	146,690
Brocade Communications Systems, Inc.[1]	12,147	128,515
Mattson Technology, Inc.*,1	31,970	116,691
Leidos Holdings, Inc.[1]	2,313	116,390
Broadridge Financial Solutions, Inc.[1]	1,697	100,649
Xerox Corp.[1]	8,639	96,411
Teradyne, Inc.[1]	4,434	95,730
Akamai Technologies, Inc.*,1	1,080	60,016
Pitney Bowes, Inc.[1]	2,391	51,502
Citrix Systems, Inc.*,1	617	48,484
Genpact Ltd.*,1	1,388	37,740
HP, Inc.[1]	771	9,499
Total Technology		6,822,817
Industrial - 4.5%
Progressive Waste Solutions Ltd.[1]	7,951	246,720
Rofin-Sinar Technologies, Inc.*	7,138	229,986
Stanley Black & Decker, Inc.[1]	2,160	227,254
Jacobs Engineering Group, Inc.*,1	5,207	226,765
Owens Corning[1]	4,743	224,249
Eaton Corporation plc[1]	3,548	221,963
Crown Holdings, Inc.*,1	4,358	216,113
Avnet, Inc.[1]	4,821	213,570
AGCO Corp.[1]	4,281	212,766
AMERCO[1]	579	206,882
Republic Services, Inc. — Class A1	4,319	205,800
Harris Corp.[1]	2,622	204,149
Corning, Inc.[1]	9,756	203,803
Sonoco Products Co.[1]	4,164	202,246
Spirit AeroSystems Holdings, Inc. — Class A*,1	4,434	201,127
Huntington Ingalls Industries, Inc.[1]	1,466	200,754
Deere & Co.[1]	2,583	198,865
L-3 Communications Holdings, Inc.[1]	1,658	196,473
Blount International, Inc.*,1	19,397	193,582
GATX Corp.[1]	4,011	190,523
Trinity Industries, Inc.[1]	10,374	189,948
Northrop Grumman Corp.[1]	926	183,255
CSX Corp.[1]	6,749	173,787
AECOM*,1	5,514	169,776
Jabil Circuit, Inc.[1]	7,751	149,362
Masco Corp.[1]	4,743	149,167
Ryder System, Inc.[1]	2,237	144,913
Arrow Electronics, Inc.*,1	2,198	141,573
Carlisle Companies, Inc.[1]	1,350	134,325
FedEx Corp.[1]	811	131,966
ITT Corp.[1]	3,471	128,045
Multi-Fineline Electronix, Inc.*,1	5,136	119,207
Orbital ATK, Inc.[1]	1,311	113,978
Regal Beloit Corp.[1]	1,697	107,064
Waste Management, Inc.[1]	1,350	79,650
Oshkosh Corp.[1]	1,851	75,650
Kirby Corp.*,1	1,002	60,411
Bemis Company, Inc.[1]	1,080	55,922
Snap-on, Inc.[1]	309	48,510
Caterpillar, Inc.[1]	617	47,225
PerkinElmer, Inc.[1]	270	13,354
Textron, Inc.[1]	192	7,000
Newport Corp.*	200	4,600
Total Industrial		6,652,278
Communications - 4.0%
Time Warner Cable, Inc.[1]	8,284	1,695,072
Cablevision Systems Corp. — Class A1	16,130	532,290
Youku Tudou, Inc. ADR*,1	16,178	444,733
VeriSign, Inc.*,1	2,430	215,153
AT&T, Inc.[1]	5,438	213,006
Cisco Systems, Inc.[1]	7,481	212,984
Comcast Corp. — Class A1	3,432	209,627
Thomson Reuters Corp.[1]	5,168	209,201
Qihoo 360 Technology Company Ltd. ADR*,1	2,760	208,518
Juniper Networks, Inc.[1]	8,099	206,606
eBay, Inc.*,1	8,330	198,754
TEGNA, Inc.[1]	8,291	194,507
Walt Disney Co.[1]	1,581	157,009
Expedia, Inc.[1]	1,350	145,557
United States Cellular Corp.*,1	3,086	140,999
Liberty Media Corp. — Class A*,1	2,931	113,225
Liberty Media Corp. — Class C*,1	2,970	113,127
Alphabet, Inc. — Class A*,1	116	88,496
Symantec Corp.[1]	4,782	87,893
Alphabet, Inc. — Class C*,1	116	86,414
ARRIS International plc*,1	3,626	83,108
Telephone & Data Systems, Inc.[1]	2,237	67,311
CenturyLink, Inc.[1]	2,082	66,541
IAC/InterActiveCorp[1]	1,350	63,558
AMC Networks, Inc. — Class A*,1	463	30,067
T-Mobile US, Inc.*,1	617	23,631
Amazon.com, Inc.*,1	39	23,152
John Wiley & Sons, Inc. — Class A1	116	5,671
Interpublic Group of Companies, Inc.[1]	231	5,301
Total Communications		5,841,511
Energy - 3.5%
Baker Hughes, Inc.	21,661	949,403
Columbia Pipeline Group, Inc.	23,301	584,855

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 45.7% (continued)
Energy - 3.5% (continued)
Cameron International Corp.*,1	7,657	$513,402
PBF Energy, Inc. — Class A1	7,404	245,812
Tesoro Corp.[1]	2,738	235,495
Marathon Petroleum Corp.[1]	6,285	233,676
Valero Energy Corp.[1]	3,471	222,630
Northern Tier Energy, LP1	9,285	218,848
First Solar, Inc.*,1	3,162	216,502
CVR Energy, Inc.	8,291	216,395
Chevron Corp.[1]	2,198	209,689
Phillips 66[1]	2,391	207,037
HollyFrontier Corp.[1]	5,669	200,229
Rowan Companies plc — Class A1	11,337	182,526
Frank's International N.V.[1]	10,335	170,321
Noble Corporation plc[1]	13,497	139,694
Williams Partners, LP1	6,189	126,565
Helmerich & Payne, Inc.[1]	2,006	117,792
SM Energy Co.[1]	3,702	69,375
Rice Energy, Inc.*,1	4,125	57,585
WPX Energy, Inc.*,1	6,477	45,274
Diamond Offshore Drilling, Inc.	1,118	24,294
EP Energy Corp. — Class A*,1	3,468	15,675
Total Energy		5,203,074
Basic Materials - 3.5%
Airgas, Inc.[1]	12,351	1,749,395
Valspar Corp.	11,270	1,206,116
Syngenta AG ADR[1]	3,032	251,110
Steel Dynamics, Inc.[1]	11,106	249,996
Albemarle Corp.[1]	3,626	231,810
Reliance Steel & Aluminum Co.[1]	3,317	229,503
Eastman Chemical Co.[1]	3,162	228,391
Domtar Corp.[1]	5,477	221,819
LyondellBasell Industries N.V. — Class A1	2,546	217,887
Celanese Corp. — Class A1	3,317	217,264
Mosaic Co.[1]	5,823	157,221
Nucor Corp.[1]	1,504	71,139
Newmont Mining Corp.[1]	732	19,457
Sherwin-Williams Co.[1]	39	11,102
Total Basic Materials		5,062,210
Total Common Stocks
(Cost $63,623,477)		67,022,513

MUTUAL FUNDS† - 0.0%
Guggenheim Strategy Fund I2	800	19,842
Guggenheim Strategy Fund II2	240	5,916
Total Mutual Funds
(Cost $25,898)		25,758

CLOSED-END FUNDS† - 10.3%
Nuveen Dividend Advantage Municipal Income Fund[1]	30,475	462,307
Nuveen Maryland Premium Income Municipal Fund[1]	33,440	448,431
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	39,617	438,165
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	21,892	414,198
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	80,515	409,822
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	34,885	397,341
BlackRock Enhanced Equity Dividend Trust[1]	51,794	390,528
AllianzGI Equity & Convertible Income Fund[1]	21,455	390,266
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	44,174	387,848
Tri-Continental Corp.[1]	19,426	387,743
Adams Diversified Equity Fund, Inc.[1]	30,540	386,331
Alpine Total Dynamic Dividend Fund[1]	50,698	380,235
Zweig Total Return Fund, Inc.[1]	31,375	376,186
Calamos Strategic Total Return Fund[1]	36,733	349,331
GDL Fund[1]	32,668	326,353
First Trust High Income Long/Short Fund[1]	21,657	316,625
BlackRock Resources & Commodities Strategy Trust[1]	43,855	316,195
Nuveen Credit Strategies Income Fund[1]	39,606	313,283
BlackRock Credit Allocation Income Trust[1]	24,525	307,053
General American Investors Company, Inc.[1]	9,649	301,338
Boulder Growth & Income Fund, Inc.[1]	36,573	287,098
Zweig Fund, Inc.[1]	18,841	242,860
BlackRock MuniYield Michigan Quality Fund, Inc.[1]	15,526	226,059
Gabelli Healthcare & WellnessRx Trust[1]	20,744	204,121
Clough Global Allocation Fund[1]	16,933	196,423
Swiss Helvetia Fund, Inc.[1]	19,057	194,000
Advent Claymore Convertible Securities and Income Fund II1,2	34,495	187,308
Western Asset Emerging Markets Income Fund, Inc.[1]	16,899	173,384
Western Asset Worldwide Income Fund, Inc.[1]	16,294	169,295
Madison Covered Call & Equity Strategy Fund[1]	21,874	163,399
Cohen & Steers Quality Income Realty Fund, Inc.[1]	11,105	137,813
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	9,626	136,208
Ellsworth Growth and Income Fund Ltd.[1]	14,937	113,521
China Fund, Inc.[1]	7,683	113,324
New Ireland Fund, Inc.[1]	8,477	110,108
Bancroft Fund Ltd.[1]	5,859	105,169
Putnam High Income Securities Fund[1]	14,298	104,661
Duff & Phelps Global Utility Income Fund, Inc.[1]	6,043	96,144
Wells Fargo Multi-Sector Income Fund[1]	7,722	94,363

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
CLOSED-END FUNDS† - 10.3% (continued)
Franklin Limited Duration Income Trust[1]	8,062	$91,423
First Trust Aberdeen Global Opportunity Income Fund[1]	8,339	91,395
BlackRock Debt Strategies Fund, Inc.[1]	26,245	91,070
Korea Equity Fund, Inc.[1]	11,328	90,624
MFS Multimarket Income Trust[1]	15,540	90,598
CBRE Clarion Global Real Estate Income Fund[1]	11,551	90,213
Eaton Vance Limited Duration Income Fund[1]	6,833	90,059
BlackRock Limited Duration Income Trust[1]	6,070	89,715
RMR Real Estate Income Fund[1]	4,625	89,540
Ivy High Income Opportunities Fund[1]	7,026	89,441
MFS Charter Income Trust[1]	11,000	89,430
BlackRock Corporate High Yield Fund, Inc.[1]	8,968	89,411
BlackRock Multi-Sector Income Trust[1]	5,608	88,662
Nuveen Diversified Dividend & Income Fund[1]	8,088	88,483
Royce Value Trust, Inc.[1]	7,546	88,364
Western Asset Emerging Markets Debt Fund, Inc.[1]	6,068	88,107
Templeton Emerging Markets Income Fund[1]	8,557	87,966
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	6,228	86,818
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	7,941	86,477
Ares Dynamic Credit Allocation Fund, Inc.[1]	6,443	86,207
Central Securities Corp.[1]	4,503	86,142
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	4,462	85,626
Delaware Enhanced Global Dividend & Income Fund[1]	9,289	84,994
First Trust Enhanced Equity Income Fund[1]	6,513	82,976
Liberty All Star Equity Fund[1]	16,492	81,965
Lazard Global Total Return and Income Fund, Inc.[1]	6,255	77,750
Advent/Claymore Enhanced Growth & Income Fund[1,2]	7,312	60,032
Delaware Investments National Municipal Income Fund[1]	4,284	58,862
Madison Strategic Sector Premium Fund[1]	4,473	50,366
Deutsche Global High Income Fund, Inc.[1]	6,257	48,304
Asia Tigers Fund, Inc.[1]	5,039	45,905
Aberdeen Singapore Fund, Inc.[1]	2,955	26,536
Western Asset Managed High Income Fund, Inc.[1]	5,448	24,135
Nuveen S&P 500 Dynamic Overwrite Fund[1]	1,696	22,591
First Trust Strategic High Income Fund II1	1,981	22,524
John Hancock Income Securities Trust[1]	1,613	22,453
Nuveen Multi-Market Income Fund, Inc.[1]	3,055	22,027
ASA Gold and Precious Metals Ltd.[1]	1,746	17,879
Gabelli Global Utility & Income Trust[1]	838	15,000
European Equity Fund, Inc.[1]	1,889	14,942
GAMCO Natural Resources Gold & Income Trust[1]	2,256	14,844
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	732	14,706
Prudential Global Short Duration High Yield Fund, Inc.[1]	987	14,687
Prudential Short Duration High Yield Fund, Inc.[1]	953	14,676
Deutsche Multi-Market Income Trust[1]	1,836	14,559
BlackRock Utility and Infrastructure Trust[1]	786	14,557
AllianceBernstein Global High Income Fund, Inc.[1]	1,244	14,505
Cohen & Steers Infrastructure Fund, Inc.[1]	729	14,441
Invesco Pennsylvania Value Municipal Income Trust[1]	1,068	14,429
Deutsche High Income Trust[1]	1,700	14,416
Deutsche Strategic Income Trust[1]	1,293	14,314
Nuveen Michigan Quality Income Municipal Fund[1]	996	14,303
Sprott Focus Trust, Inc.[1]	2,346	14,287
Nuveen Quality Municipal Fund, Inc.[1]	1,002	14,268
Aberdeen Latin America Equity Fund, Inc.[1]	787	14,268
New America High Income Fund, Inc.[1]	1,765	14,244
Central Europe Russia and Turkey Fund, Inc.[1]	767	14,243
Nuveen Dividend Advantage Municipal Fund 2[1]	958	14,226
Nuveen Dividend Advantage Municipal Fund 3[1]	948	14,192
John Hancock Investors Trust[1]	918	14,174
Delaware Investments Dividend & Income Fund, Inc.[1]	1,552	14,170
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	987	14,163
Nuveen Select Quality Municipal Fund, Inc.[1]	966	14,162
MFS Intermediate High Income Fund[1]	6,051	14,159
Dreyfus Municipal Bond Infrastructure Fund, Inc.[1]	1,074	14,145

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
CLOSED-END FUNDS† - 10.3% (continued)
Nuveen Quality Income Municipal Fund, Inc.[1]	960	$14,131
Nuveen North Carolina Premium Income Municipal Fund[1]	1,026	14,128
Nuveen AMT-Free Municipal Income Fund[1]	994	14,125
Nuveen Municipal Advantage Fund, Inc.[1]	983	14,106
BlackRock New York Municipal Income Quality Trust[1]	1,002	14,078
First Trust Aberdeen Emerging Opportunity Fund[1]	1,010	14,069
Invesco Quality Municipal Income Trust[1]	1,063	14,063
Franklin Universal Trust[1]	2,252	14,052
Nuveen Premium Income Municipal Fund, Inc.[1]	964	14,045
Putnam Managed Municipal Income Trust[1]	1,834	14,030
BlackRock Muni Intermediate Duration Fund, Inc.[1]	956	14,015
BlackRock Long-Term Municipal Advantage Trust[1]	1,177	14,006
Morgan Stanley Emerging Markets Fund, Inc.[1]	1,061	13,995
Nuveen Municipal Market Opportunity Fund, Inc.[1]	984	13,992
Nuveen Connecticut Premium Income Municipal Fund[1]	1,058	13,987
Invesco Municipal Trust[1]	1,047	13,946
Nuveen Ohio Quality Income Municipal Fund[1]	891	13,944
Neuberger Berman High Yield Strategies Fund, Inc.[1]	1,314	13,942
Putnam Municipal Opportunities Trust[1]	1,096	13,919
Tortoise Pipeline & Energy Fund, Inc.[1]	943	13,900
Nuveen New York AMT-Free Municipal Income Fund[1]	1,034	13,897
Nuveen Premier Municipal Income Fund, Inc.[1]	984	13,894
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	841	13,868
Nuveen Flexible Investment Income Fund[1]	899	13,854
Nuveen Premium Income Municipal Fund 2, Inc.[1]	941	13,852
LMP Capital and Income Fund, Inc.[1]	1,119	13,842
BlackRock Income Trust, Inc.[1]	2,085	13,824
Mexico Fund, Inc.[1]	770	13,791
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	1,115	13,770
Blackstone / GSO Strategic Credit Fund[1]	1,010	13,766
Eaton Vance Municipal Bond Fund[1]	1,034	13,752
Nuveen Dividend Advantage Municipal Fund[1]	930	13,736
Virtus Global Multi-Sector Income Fund[1]	966	13,688
Nuveen Senior Income Fund[1]	2,319	13,682
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	1,171	13,619
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund[1]	1,108	13,584
Nuveen Real Estate Income Fund[1]	1,253	13,582
Taiwan Fund, Inc.[1]	866	13,527
Invesco High Income Trust II1	1,021	13,518
Eaton Vance New Jersey Municipal Income Trust[1]	1,019	13,471
Credit Suisse Asset Management Income Fund, Inc.[1]	4,686	13,449
Morgan Stanley Asia-Pacific Fund, Inc.[1]	982	13,444
Western Asset Global High Income Fund, Inc.[1]	1,486	13,433
Stone Harbor Emerging Markets Total Income Fund[1]	1,087	13,424
MFS Intermediate Income Trust[1]	2,912	13,424
KKR Income Opportunities Fund[1]	931	13,416
Nuveen Short Duration Credit Opportunities Fund[1]	886	13,396
Wells Fargo Income Opportunities Fund[1]	1,769	13,391
Nuveen Municipal Opportunity Fund, Inc.[1]	909	13,380
Nuveen Floating Rate Income Opportunity Fund[1]	1,352	13,371
Western Asset High Income Opportunity Fund, Inc.[1]	2,846	13,348
DoubleLine Income Solutions Fund[1]	794	13,347
Voya Emerging Markets High Income Dividend Equity Fund[1]	1,723	13,319
Nuveen Global High Income Fund[1]	959	13,301
Wells Fargo Global Dividend Opportunity Fund[1]	2,227	13,295
Brookfield High Income Fund, Inc.[1]	1,893	13,289
Aberdeen Australia Equity Fund, Inc.[1]	2,390	13,288
Nuveen Global Equity Income Fund[1]	1,205	13,219
Royce Micro-Capital Trust, Inc.[1]	1,886	13,202
Pacholder High Yield Fund, Inc.[1]	2,074	13,170
Managed Duration Investment Grade Municipal Fund[1,2]	944	13,159
Voya Asia Pacific High Dividend Equity Income Fund[1]	1,423	13,149

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
CLOSED-END FUNDS† - 10.3% (continued)
Morgan Stanley India Investment Fund, Inc.[1]	525	$13,130
PIMCO Dynamic Credit Income Fund[1]	752	13,115
Adams Natural Resources Fund, Inc.[1]	729	13,115
Alpine Global Dynamic Dividend Fund[1]	1,532	13,068
John Hancock Hedged Equity & Income Fund[1]	889	13,059
Dividend and Income Fund[1]	1,170	13,057
Voya Infrastructure Industrials and Materials Fund[1]	1,045	13,031
Western Asset Global Partners Income Fund, Inc.[1]	1,621	13,000
Voya Global Equity Dividend and Premium Opportunity Fund[1]	1,833	12,996
Voya International High Dividend Equity Income Fund[1]	2,018	12,996
Principal Real Estate Income Fund[1]	787	12,986
JPMorgan China Region Fund, Inc.[1]	879	12,974
Gabelli Dividend & Income Trust[1]	702	12,973
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	1,057	12,959
India Fund, Inc.[1]	564	12,949
Lazard World Dividend & Income Fund, Inc.[1]	1,430	12,913
Aberdeen Japan Equity Fund, Inc.[1]	1,755	12,882
Mexico Equity & Income Fund, Inc.[1]	1,144	12,824
Diversified Real Asset Income Fund[1]	811	12,814
Nuveen Tax-Advantaged Dividend Growth Fund[1]	935	12,810
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	1,123	12,746
Voya Natural Resources Equity Income Fund[1]	2,250	12,690
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	1,123	12,690
BlackRock Global Opportunities Equity Trust[1]	1,068	12,688
Cushing Renaissance Fund[1]	904	12,665
AllianzGI Convertible & Income Fund II1	2,592	12,649
Calamos Global Dynamic Income Fund[1]	1,799	12,647
Aberdeen Greater China Fund, Inc.[1]	1,521	12,624
Guggenheim Enhanced Equity Income Fund[1,2]	1,730	12,612
Templeton Emerging Markets Fund/United States[1]	1,165	12,605
Calamos Global Total Return Fund[1]	1,132	12,599
Guggenheim Enhanced Equity Strategy Fund[1,2]	827	12,595
New Germany Fund, Inc.[1]	893	12,582
AllianzGI Convertible & Income Fund[1]	2,270	12,576
Gabelli Multimedia Trust, Inc.[1]	1,710	12,569
Avenue Income Credit Strategies Fund[1]	1,146	12,560
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	1,324	12,552
BlackRock International Growth and Income Trust[1]	2,073	12,272
Clough Global Opportunities Fund[1]	1,278	12,243
Calamos Convertible Opportunities and Income Fund[1]	1,285	12,195
Special Opportunities Fund, Inc.[1]	931	12,168
Tekla Healthcare Opportunities Fund[1]	758	12,060
Asia Pacific Fund, Inc.[1]	1,245	11,964
Japan Smaller Capitalization Fund, Inc.[1]	1,236	11,927
Templeton Dragon Fund, Inc.[1]	692	11,847
Korea Fund, Inc.[1]	361	11,714
Clough Global Equity Fund[1]	1,026	11,163
Advent Claymore Convertible Securities and Income Fund[1,2]	715	9,445
Aberdeen Chile Fund, Inc.[1]	1,519	9,129
Guggenheim Equal Weight Enhanced Equity Income Fund[1,2]	500	8,075
Liberty All Star Growth Fund, Inc.[1]	1,566	6,342
Latin American Discovery Fund, Inc.[1]	507	4,451
Gabelli Convertible and Income Securities Fund, Inc.[1]	826	3,800
Total Closed-End Funds
(Cost $15,466,511)		15,132,286

	Face Amount
REPURCHASE AGREEMENTS††,3 - 28.4%
Royal Bank of Canada issued 03/31/16 at 0.23% due 04/01/16	$31,068,314	31,068,314
HSBC Securities, Inc. issued 03/31/16 at 0.21% due 04/01/16	10,564,547	10,564,547
Total Repurchase Agreements
(Cost $41,632,861)		41,632,861
Total Investments - 84.4%
(Cost $120,748,747)		$123,813,418

Shares
COMMON STOCKS SOLD SHORT† - (30.9)%
Diversified - (0.1)%
Leucadia National Corp.	9,750	(157,658)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.9)% (continued)
Basic Materials - (1.2)%
Axalta Coating Systems Ltd.*	890	$(25,988)
Freeport-McMoRan, Inc.	3,678	(38,031)
Alcoa, Inc.	4,875	(46,703)
Platform Specialty Products Corp.*	7,468	(64,225)
PPG Industries, Inc.	619	(69,012)
WR Grace & Co.*	1,547	(110,115)
Allegheny Technologies, Inc.	6,848	(111,622)
NewMarket Corp.	348	(137,898)
Praxair, Inc.	1,239	(141,804)
Ecolab, Inc.	1,276	(142,300)
RPM International, Inc.	3,018	(142,842)
Monsanto Co.	1,818	(159,511)
FMC Corp.	4,488	(181,181)
Tahoe Resources, Inc.	18,070	(181,242)
Royal Gold, Inc.	3,715	(190,543)
Total Basic Materials		(1,743,017)
Utilities - (1.9)%
American Water Works Company, Inc.	310	(21,368)
Westar Energy, Inc.	619	(30,709)
Duke Energy Corp.	503	(40,582)
NRG Energy, Inc.	4,333	(56,372)
PG&E Corp.	1,315	(78,532)
OGE Energy Corp.	5,301	(151,768)
NextEra Energy, Inc.	1,392	(164,729)
Aqua America, Inc.	5,214	(165,910)
Entergy Corp.	2,167	(171,800)
WEC Energy Group, Inc.	2,863	(171,980)
Southern Co.	3,328	(172,157)
Sempra Energy	1,663	(173,035)
Eversource Energy	2,980	(173,853)
National Fuel Gas Co.	3,483	(174,324)
Dominion Resources, Inc.	2,347	(176,307)
Hawaiian Electric Industries, Inc.	5,456	(176,774)
Vectren Corp.	3,520	(177,971)
Alliant Energy Corp.	2,399	(178,198)
MDU Resources Group, Inc.	9,351	(181,970)
CenterPoint Energy, Inc.	8,784	(183,761)
Total Utilities		(2,822,100)
Technology - (2.6)%
Qorvo, Inc.*	77	(3,882)
Western Digital Corp.	125	(5,905)
MSCI, Inc. — Class A	116	(8,593)
Linear Technology Corp.	929	(41,396)
International Business Machines Corp.	348	(52,705)
Tableau Software, Inc. — Class A*	1,160	(53,209)
Lexmark International, Inc. — Class A	1,653	(55,260)
salesforce.com, Inc.*	1,239	(91,475)
Fortinet, Inc.*	3,018	(92,441)
Cerner Corp.*	2,709	(143,469)
Cree, Inc.*	5,340	(155,394)
PTC, Inc.*	4,759	(157,808)
Paychex, Inc.	3,096	(167,215)
NCR Corp.*	5,649	(169,075)
Teradata Corp.*	6,500	(170,560)
ServiceNow, Inc.*	2,825	(172,834)
VeriFone Systems, Inc.*	6,153	(173,760)
CDK Global, Inc.	3,791	(176,471)
Marvell Technology Group Ltd.	17,605	(181,508)
Veeva Systems, Inc. — Class A*	7,352	(184,094)
Zynga, Inc. — Class A*	82,067	(187,113)
Autodesk, Inc.*	3,212	(187,292)
Cypress Semiconductor Corp.	21,977	(190,321)
NetSuite, Inc.*	2,902	(198,758)
Lam Research Corp.	2,502	(206,665)
Workday, Inc. — Class A*	2,825	(217,073)
VMware, Inc. — Class A*	5,195	(271,750)
Total Technology		(3,716,026)
Energy - (2.7)%
California Resources Corp.	213	(219)
QEP Resources, Inc.	542	(7,648)
Denbury Resources, Inc.	3,631	(8,061)
Energen Corp.	387	(14,160)
NOW, Inc.*	1,394	(24,702)
Murphy Oil Corp.	1,007	(25,366)
Superior Energy Services, Inc.	2,088	(27,958)
Memorial Resource Development Corp.*	3,715	(37,819)
Whiting Petroleum Corp.*	4,875	(38,903)
ONEOK, Inc.	1,433	(42,789)
Concho Resources, Inc.*	426	(43,043)
TerraForm Power, Inc. — Class A	5,340	(46,191)
Dril-Quip, Inc.*	852	(51,597)
Kosmos Energy Ltd.*	8,941	(52,037)
Noble Energy, Inc.	2,089	(65,615)
RPC, Inc.	4,720	(66,930)
Apache Corp.	1,510	(73,703)
Devon Energy Corp.	2,786	(76,448)
Continental Resources, Inc.*	2,631	(79,877)
Western Refining, Inc.	2,772	(80,637)
Kinder Morgan, Inc.	4,914	(87,764)
Gulfport Energy Corp.*	3,367	(95,421)
Weatherford International plc*	14,161	(110,173)
FMC Technologies, Inc.*	5,069	(138,688)
Occidental Petroleum Corp.	2,283	(156,226)
EOG Resources, Inc.	2,167	(157,281)
Pioneer Natural Resources Co.	1,160	(163,258)
Cabot Oil & Gas Corp. — Class A	7,816	(177,501)
Cobalt International Energy, Inc.*	61,095	(181,452)
Cimarex Energy Co.	1,896	(184,424)
Cheniere Energy, Inc.*	5,533	(187,181)
Anadarko Petroleum Corp.	4,488	(209,006)
Schlumberger Ltd.	5,482	(404,298)
Halliburton Co.	24,260	(866,567)
Total Energy		(3,982,943)
Communications - (3.1)%
Palo Alto Networks, Inc.*	232	(37,848)
Liberty Ventures*	1,160	(45,379)
Discovery Communications, Inc. — Class A*	2,012	(57,604)
Twenty-First Century Fox, Inc. — Class A	3,018	(84,142)
Twenty-First Century Fox, Inc. — Class B	3,018	(85,108)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.9)% (continued)
Communications - (3.1)% (continued)
Frontier Communications Corp.	18,031	$(100,793)
LinkedIn Corp. — Class A*	1,160	(132,646)
Twitter, Inc.*	8,164	(135,114)
Yelp, Inc. — Class A*	7,119	(141,526)
Priceline Group, Inc.*	116	(149,519)
Arista Networks, Inc.*	2,399	(151,377)
Groupon, Inc. — Class A*	39,931	(159,325)
Pandora Media, Inc.*	17,915	(160,339)
CBS Corp. — Class B	3,018	(166,262)
Zayo Group Holdings, Inc.*	6,926	(167,886)
Clear Channel Outdoor Holdings, Inc. — Class A	36,036	(169,369)
TripAdvisor, Inc.*	2,554	(169,841)
DISH Network Corp. — Class A*	3,675	(170,006)
Viavi Solutions, Inc.*	25,963	(178,106)
CommScope Holding Company, Inc.*	6,577	(183,630)
Motorola Solutions, Inc.	2,438	(184,557)
FireEye, Inc.*	10,718	(192,817)
Zillow Group, Inc. — Class A*	7,584	(193,771)
Yahoo!, Inc.*	5,417	(199,399)
Splunk, Inc.*	4,682	(229,090)
Charter Communications, Inc. — Class A*	4,481	(907,089)
Total Communications		(4,552,543)
Consumer, Cyclical - (3.9)%
Las Vegas Sands Corp.	77	(3,979)
Toro Co.	77	(6,631)
Ross Stores, Inc.	116	(6,716)
VF Corp.	116	(7,512)
lululemon athletica, Inc.*	348	(23,563)
Genuine Parts Co.	348	(34,577)
Michael Kors Holdings Ltd.*	619	(35,258)
Scotts Miracle-Gro Co. — Class A	503	(36,604)
Nordstrom, Inc.	697	(39,875)
Delphi Automotive plc	658	(49,363)
Advance Auto Parts, Inc.	310	(49,705)
Mattel, Inc.	1,934	(65,021)
Harman International Industries, Inc.	774	(68,917)
Costco Wholesale Corp.	503	(79,263)
Hyatt Hotels Corp. — Class A*	1,818	(89,973)
Tempur Sealy International, Inc.*	1,780	(108,206)
Polaris Industries, Inc.	1,200	(118,176)
BorgWarner, Inc.	3,096	(118,886)
WW Grainger, Inc.	554	(129,320)
Ulta Salon Cosmetics & Fragrance, Inc.*	697	(135,037)
Spirit Airlines, Inc.*	2,902	(139,238)
Signet Jewelers Ltd.	1,123	(139,286)
Chipotle Mexican Grill, Inc. — Class A*	310	(146,001)
Panera Bread Co. — Class A*	735	(150,550)
MGM Resorts International*	7,158	(153,468)
Williams-Sonoma, Inc.	2,863	(156,721)
Tiffany & Co.	2,167	(159,014)
Choice Hotels International, Inc.	3,096	(167,339)
Copart, Inc.*	4,140	(168,788)
Dollar Tree, Inc.*	2,051	(169,125)
Tupperware Brands Corp.	2,941	(170,519)
Harley-Davidson, Inc.	3,328	(170,826)
MSC Industrial Direct Company, Inc. — Class A	2,244	(171,240)
Tractor Supply Co.	1,896	(171,512)
Sally Beauty Holdings, Inc.*	5,301	(171,646)
HD Supply Holdings, Inc.*	5,340	(176,594)
Fastenal Co.	3,638	(178,262)
Dunkin' Brands Group, Inc.	3,791	(178,821)
Lions Gate Entertainment Corp.	8,203	(179,236)
CarMax, Inc.*	3,599	(183,909)
Yum! Brands, Inc.	2,283	(186,863)
Kate Spade & Co.*	9,557	(243,896)
Staples, Inc.	24,504	(270,279)
Newell Rubbermaid, Inc.	10,804	(478,509)
Total Consumer, Cyclical		(5,688,224)
Industrial - (4.3)%
Old Dominion Freight Line, Inc.*	77	(5,361)
Chicago Bridge & Iron Company N.V.	194	(7,098)
Expeditors International of Washington, Inc.	348	(16,986)
Lockheed Martin Corp.	77	(17,056)
Fortune Brands Home & Security, Inc.	310	(17,372)
Honeywell International, Inc.	194	(21,738)
Acuity Brands, Inc.	116	(25,304)
USG Corp.*	1,123	(27,862)
Wabtec Corp.	387	(30,685)
Hexcel Corp.	1,005	(43,929)
Manitowoc Company, Inc.	10,602	(45,907)
Middleby Corp.*	464	(49,541)
Rockwell Collins, Inc.	697	(64,270)
Golar LNG Ltd.	3,599	(64,674)
Emerson Electric Co.	1,200	(65,256)
Hubbell, Inc.	774	(81,990)
Ball Corp.	1,315	(93,746)
Triumph Group, Inc.	3,057	(96,234)
Kennametal, Inc.	4,759	(107,030)
Kansas City Southern	1,276	(109,034)
SPX Corp.	7,390	(110,998)
United Parcel Service, Inc. — Class B	1,276	(134,580)
Nordson Corp.	1,818	(138,241)
J.B. Hunt Transport Services, Inc.	1,663	(140,091)
Allegion plc	2,205	(140,481)
Trimble Navigation Ltd.*	5,998	(148,750)
Graco, Inc.	1,780	(149,449)
Cognex Corp.	3,909	(152,255)
Flowserve Corp.	3,444	(152,948)
Manitowoc Foodservice, Inc.*	10,602	(156,273)
Stericycle, Inc.*	1,239	(156,349)
CH Robinson Worldwide, Inc.	2,128	(157,961)
Timken Co.	4,720	(158,073)
Lincoln Electric Holdings, Inc.	2,747	(160,892)
Garmin Ltd.	4,062	(162,318)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.9)% (continued)
Industrial - (4.3)% (continued)
Zebra Technologies Corp. — Class A*	2,399	$(165,531)
3M Co.	1,005	(167,463)
National Instruments Corp.	5,572	(167,773)
IDEX Corp.	2,051	(169,988)
TransDigm Group, Inc.*	774	(170,543)
SunPower Corp. — Class A*	7,700	(172,018)
Donaldson Company, Inc.	5,533	(176,558)
United Technologies Corp.	1,780	(178,178)
Landstar System, Inc.	2,773	(179,163)
SBA Communications Corp. — Class A*	1,818	(182,110)
B/E Aerospace, Inc.	3,985	(183,788)
Owens-Illinois, Inc.*	11,569	(184,641)
Eagle Materials, Inc.	2,709	(189,928)
Covanta Holding Corp.	11,414	(192,440)
Armstrong World Industries, Inc.*	4,025	(194,689)
KBR, Inc.	13,388	(207,246)
Waste Connections, Inc.	3,828	(247,251)
Total Industrial		(6,340,040)
Consumer, Non-cyclical - (5.5)%
Snyder's-Lance, Inc.	1	(31)
Centene Corp.*	1	(62)
Altria Group, Inc.	77	(4,825)
Clorox Co.	77	(9,707)
HCA Holdings, Inc.*	155	(12,098)
Community Health Systems, Inc.*	659	(12,198)
Akorn, Inc.*	542	(12,753)
Brown-Forman Corp. — Class A	127	(13,550)
Moody's Corp.	193	(18,636)
Alexion Pharmaceuticals, Inc.*	155	(21,579)
Estee Lauder Companies, Inc. — Class A	310	(29,236)
Avis Budget Group, Inc.*	1,123	(30,725)
Bluebird Bio, Inc.*	735	(31,238)
Medivation, Inc.*	774	(35,589)
ConAgra Foods, Inc.	813	(36,276)
Robert Half International, Inc.	813	(37,870)
Patterson Companies, Inc.	968	(45,041)
Rollins, Inc.	1,702	(46,158)
Envision Healthcare Holdings, Inc.*	2,399	(48,940)
Jazz Pharmaceuticals plc*	387	(50,523)
Tenet Healthcare Corp.*	1,857	(53,723)
Bristol-Myers Squibb Co.	852	(54,426)
Bruker Corp.	2,167	(60,676)
Alnylam Pharmaceuticals, Inc.*	968	(60,761)
Endo International plc*	2,205	(62,071)
Whole Foods Market, Inc.	2,128	(66,202)
PepsiCo, Inc.	774	(79,320)
Puma Biotechnology, Inc.*	2,786	(81,825)
Alkermes plc*	2,747	(93,920)
Nielsen Holdings plc	1,896	(99,843)
Stryker Corp.	968	(103,857)
Intercept Pharmaceuticals, Inc.*	852	(109,456)
Intuitive Surgical, Inc.*	194	(116,603)
Vertex Pharmaceuticals, Inc.*	1,470	(116,850)
CR Bard, Inc.	581	(117,751)
Hertz Global Holdings, Inc.*	11,338	(119,389)
Anthem, Inc.	887	(123,284)
Shire plc ADR	724	(124,456)
Hain Celestial Group, Inc.*	3,096	(126,657)
Premier, Inc. — Class A*	4,025	(134,274)
Brookdale Senior Living, Inc. — Class A*	8,589	(136,393)
Brown-Forman Corp. — Class B	1,400	(137,858)
Agios Pharmaceuticals, Inc.*	3,520	(142,912)
Ionis Pharmaceuticals, Inc.*	3,599	(145,760)
Align Technology, Inc.*	2,051	(149,087)
McCormick & Company, Inc.	1,510	(150,215)
Illumina, Inc.*	929	(150,600)
Verisk Analytics, Inc. — Class A*	1,973	(157,682)
Hershey Co.	1,741	(160,328)
Morningstar, Inc.	1,818	(160,475)
Kellogg Co.	2,128	(162,898)
Colgate-Palmolive Co.	2,347	(165,816)
Kimberly-Clark Corp.	1,239	(166,658)
Sysco Corp.	3,599	(168,181)
Automatic Data Processing, Inc.	1,896	(170,090)
Monster Beverage Corp.*	1,276	(170,193)
Philip Morris International, Inc.	1,741	(170,810)
WhiteWave Foods Co. — Class A*	4,217	(171,379)
Coca-Cola Co.	3,715	(172,339)
Edgewell Personal Care Co.	2,167	(174,509)
Gartner, Inc.*	1,973	(176,288)
Global Payments, Inc.	2,728	(178,138)
IDEXX Laboratories, Inc.*	2,283	(178,805)
McGraw Hill Financial, Inc.	1,818	(179,946)
Live Nation Entertainment, Inc.*	8,126	(181,291)
Mead Johnson Nutrition Co. — Class A	2,167	(184,130)
FleetCor Technologies, Inc.*	1,239	(184,301)
Sprouts Farmers Market, Inc.*	6,616	(192,128)
Avon Products, Inc.	46,353	(222,958)
Aetna, Inc.	2,353	(264,360)
Pfizer, Inc.	18,091	(536,217)
Total Consumer, Non-cyclical		(8,065,124)
Financial - (5.6)%
Progressive Corp.	77	(2,706)
Prologis, Inc.	155	(6,848)
Liberty Property Trust	232	(7,763)
Invesco Ltd.	271	(8,339)
Realty Income Corp.	155	(9,689)
Torchmark Corp.	193	(10,453)
Apartment Investment & Management Co. — Class A	348	(14,553)
DDR Corp.	1,278	(22,736)
WP Carey, Inc.	426	(26,514)
OneMain Holdings, Inc.*	1,084	(29,734)
Unum Group	1,392	(43,041)
Vornado Realty Trust	464	(43,816)
Douglas Emmett, Inc.	1,510	(45,466)
Outfront Media, Inc.	2,515	(53,067)
Kilroy Realty Corp.	890	(55,064)
Allstate Corp.	890	(59,959)
HCP, Inc.	1,973	(64,280)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.9)% (continued)
Financial - (5.6)% (continued)
Waddell & Reed Financial, Inc. — Class A	3,096	$(72,880)
First Horizon National Corp.	5,649	(74,002)
American National Insurance Co.	697	(80,504)
Principal Financial Group, Inc.	2,128	(83,950)
Intercontinental Exchange, Inc.	387	(90,999)
Franklin Resources, Inc.	2,592	(101,218)
BBCN Bancorp, Inc.	6,956	(105,662)
Healthcare Trust of America, Inc. — Class A	3,675	(108,119)
Alliance Data Systems Corp.*	503	(110,660)
State Street Corp.	1,896	(110,954)
Genworth Financial, Inc. — Class A*	42,717	(116,617)
Simon Property Group, Inc.	581	(120,668)
American Express Co.	2,089	(128,265)
Senior Housing Properties Trust	7,235	(129,434)
Forest City Realty Trust, Inc. — Class A	6,306	(132,994)
Markel Corp.*	155	(138,193)
Cullen/Frost Bankers, Inc.	2,515	(138,602)
T. Rowe Price Group, Inc.	1,934	(142,072)
Signature Bank*	1,045	(142,245)
Howard Hughes Corp.*	1,431	(151,529)
Assurant, Inc.	1,973	(152,217)
LendingClub Corp.*	18,341	(152,230)
Commerce Bancshares, Inc.	3,392	(152,473)
TFS Financial Corp.	8,784	(152,578)
MasterCard, Inc. — Class A	1,625	(153,562)
Crown Castle International Corp.	1,780	(153,970)
U.S. Bancorp	3,830	(155,460)
White Mountains Insurance Group Ltd.	194	(155,704)
CBOE Holdings, Inc.	2,438	(159,275)
NorthStar Asset Management Group, Inc.	14,084	(159,853)
ProAssurance Corp.	3,212	(162,527)
Tanger Factory Outlet Centers, Inc.	4,604	(167,540)
FNF Group	4,953	(167,907)
Loews Corp.	4,411	(168,765)
Mercury General Corp.	3,057	(169,664)
Marsh & McLennan Companies, Inc.	2,825	(171,732)
American Tower Corp. — Class A	1,702	(174,234)
Bank of Hawaii Corp.	2,592	(176,982)
SLM Corp.*	27,898	(177,432)
Aon plc	1,741	(181,847)
Arthur J Gallagher & Co.	4,140	(184,147)
TD Ameritrade Holding Corp.	5,843	(184,230)
Brown & Brown, Inc.	5,158	(184,657)
Charles Schwab Corp.	6,616	(185,380)
Eaton Vance Corp.	5,572	(186,773)
SVB Financial Group*	1,857	(189,506)
Rayonier, Inc.	7,700	(190,035)
Iron Mountain, Inc.	5,611	(190,269)
Huntington Bancshares, Inc.	27,099	(258,524)
KeyCorp	34,444	(380,262)
Total Financial		(8,183,330)
Total Common Stock Sold Short
(Proceeds $46,479,897)		(45,251,005)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.1)%
iShares MSCI Australia ETF	1,445	(27,917)
Market Vectors Russia ETF	1,930	(31,575)
iShares MSCI Emerging Markets ETF	2,803	(96,003)
iShares Core U.S. Aggregate Bond ETF	959	(106,296)
iShares MSCI Japan ETF	9,555	(109,023)
iShares MSCI Taiwan ETF	8,209	(113,777)
PowerShares QQQ Trust Series 1	1,135	(123,942)
Market Vectors Gold Miners ETF	8,115	(162,138)
iShares MSCI Mexico Capped ETF	3,134	(168,296)
iShares MSCI South Korea Capped ETF	3,733	(197,177)
iShares China Large-Capital ETF	6,859	(231,628)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,483	(295,030)
iShares MSCI United Kingdom ETF	18,877	(295,991)
iShares 20+ Year Treasury Bond ETF	2,353	(307,325)
iShares 7-10 Year Treasury Bond ETF	3,903	(430,657)
iShares MSCI EAFE ETF	9,186	(524,796)
iShares Russell 2000 Index ETF	5,254	(581,197)
iShares Russell 1000 Value ETF	10,208	(1,008,652)
iShares TIPS Bond ETF	9,085	(1,041,504)
iShares U.S. Real Estate ETF	14,214	(1,106,702)
SPDR Barclays High Yield Bond ETF	92,031	(3,152,062)
SPDR S&P 500 ETF Trust	15,863	(3,260,799)
Total Exchange-Traded Funds Sold Short
(Proceeds $13,179,503)		(13,372,487)
Total Securities Sold Short- (40.0)%
(Proceeds $59,659,400)		$(58,623,492)
Other Assets & Liabilities, net - 55.6%		81,505,262
Total Net Assets - 100.0%		$146,695,188

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $7,493,200)	52	$305,748
June 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $7,207,850)	65	267,626

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
June 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,925,760)	56	$74,692
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,700,595)	19	32,849
April 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $1,070,911)	8	14,209
June 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $1,488,660)	17	6,274
June 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $119,148)	1	1,426
June 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,547,200)	16	752
April 2016 MSCI Taiwan Stock Index Futures Contracts†† (Aggregate Value of Contracts $704,594)	22	(901)
April 2016 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $295,727)	3	(8,611)
April 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $2,093,190)	21	(15,299)
May 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $652,680)	37	(57,801)
June 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $979,440)	53	(65,552)
July 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,643,460)	86	(78,054)
(Total Aggregate Value of Contracts $31,922,415)		$477,358

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $4,846,275)	34	$117,621
June 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $2,521,530)	33	65,979
June 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,891,675)	17	11,674
(Total Aggregate Value of Contracts $9,259,480)		$195,274

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $8,187,199)	44	$45,032
June 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $37,691,590)	28	44,509
June 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $4,768,688)	29	33,510
June 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,608,438)	20	15,613
June 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,825,199)	26	6,166
June 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $3,432,531)	23	(3,934)
June 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,614,417)	52	(10,022)
(Total Aggregate Value of Contracts $66,128,062)		$130,874

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2016 Wheat Futures Contracts (Aggregate Value of Contracts $354,000)	15	$7,134
May 2016 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $287,213)	6	1,315
May 2016 Soybean Futures Contracts (Aggregate Value of Contracts $1,228,163)	27	67
May 2016 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $302,988)	5	(2,810)
May 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,934,285)	112	(18,096)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2016 Corn Futures Contracts (Aggregate Value of Contracts $490,700)	28	$(20,493)
June 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $2,646,960)	82	(69,549)
(Total Aggregate Value of Contracts $7,244,309)		$(102,432)

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $2,288,000)	143	$464,892
June 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $1,134,266)	4	3,326
April 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $447,517)	9	2,397
June 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $296,809)	2	1,371
April 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $1,219,326)	21	(18,001)
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,097,950)	118	(405,909)
(Total Aggregate Value of Contracts $17,483,868)		$48,076

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $1,134,400)	32	$50,160
May 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $2,129,045)	73	37,378
May 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $267,120)	7	12,854
May 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $589,063)	13	6,712
June 2016 Brent Crude Futures Contracts (Aggregate Value of Contracts $160,720)	4	6,499
May 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,042,510)	53	5,991
May 2016 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $199,097)	4	5,006
May 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $170,100)	4	(29)
May 2016 Copper Futures Contracts (Aggregate Value of Contracts $109,250)	2	(106)
May 2016 Silver Futures Contracts (Aggregate Value of Contracts $77,150)	1	(1,098)
June 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,092,080)	22	(3,357)
June 2016 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $1,479,360)	12	(4,036)
May 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $2,615,250)	110	(27,055)
May 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $2,987,484)	79	(41,200)
(Total Aggregate Value of Contracts $14,052,629)		$47,719

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,035,375)	6	$5,315
June 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $696,467)	4	2,085
June 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,008,509)	20	(16,606)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT† (continued)
June 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $10,301,602)	85	$(73,786)
(Total Aggregate Value of Contracts $14,041,953)		$(82,992)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 E-Micro GBP/USD Futures Contracts (Aggregate Value of Contracts $233,431)	26	$363
June 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $462,120)	6	(3,011)
June 2016 British Pound Futures Contracts (Aggregate Value of Contracts $4,309,800)	48	(21,568)
June 2016 Swiss Franc Futures Contracts (Aggregate Value of Contracts $4,694,850)	36	(120,227)
(Total Aggregate Value of Contracts $9,700,201)		$(144,443)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International June 2016 Goldman Sachs Multi- Hedge Strategies Long Index Swap 0.44%[4], Terminating 06/12/16 (Notional Value $18,702,934)	148,885	$511,307
Goldman Sachs International June 2016 Goldman Sachs Multi- Hedge Strategies Short Index Swap 0.44%[5], Terminating 06/12/16 (Notional Value $10,623,730)	97,385	$(247,769)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Long Index Swap4

Sector	% of Index
Consumer Staples	20.5
Financials	13.5
Consumer Discretionary	12.6
Technology	11.2
Health Care	11.1
Utilities	9.6
Industrials	9.1
Energy	4.6
Materials	4.5
Communications	3.3
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Short Index Swap5

Sector	% of Index
Energy	18.2
Financials	16.1
Consumer Discretionary	14.8
Health Care	13.0
Industrials	12.9
Technology	9.6
Materials	7.8
Communications	5.7
Utilities	1.1
Consumer Staples	0.8
Total	100.0%

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Affiliated issuer — See Note 5.
[3]	Repurchase Agreements — See Note 4.
[4]
Customized basket of 192 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

[5]
Customized basket of 213 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2016 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$133,116	$—	$—	$—	$133,116
Common Stocks	67,022,513	—	—	—	—	67,022,513
Closed-End Funds	15,132,286	—	—	—	—	15,132,286
Currency Futures Contracts	—	195,637	—	—	—	195,637
Equity Futures Contracts	—	1,145,807	—	29,755	—	1,175,562
Equity Index Swap Agreements	—	—	—	511,307	—	511,307
Interest Rate Futures Contracts	—	54,438	—	97,792	—	152,230
Mutual Funds	25,758	—	—	—	—	25,758
Repurchase Agreements	—	—	41,632,861	—	—	41,632,861
Total	$82,180,557	$1,528,998	$41,632,861	$638,854	$—	$125,981,270

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$187,829	$—	$—	$—	$187,829
Common Stocks	45,251,005	—	—	—	—	45,251,005
Currency Futures Contracts	—	144,806	—	—	—	144,806
Equity Futures Contracts	—	607,316	—	42,812	—	650,128
Equity Index Swap Agreements	—	—	—	247,769	—	247,769
Exchange-Traded Funds	13,372,487	—	—	—	—	13,372,487
Interest Rate Futures Contracts	—	73,786	—	30,562	—	104,348
Total	$58,623,492	$1,013,737	$—	$321,143	$—	$59,958,372

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such increases is the principal risk of engaging in short sale.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes periodic cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2016:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options
Multi-Hedge Strategies Fund
	Number of contracts	Premium amount
Balance at December 31, 2015	30	$1,349
Options Written	–	–
Options terminated in closing purchase transactions	–	–
Options expired	(30)	(1,349)
Options exercised	–	–
Balance at March 31, 2016	–	$–

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedules of Investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Commodities Strategy Fund	Index exposure, Liquidity	$7,685,923	$–
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	1,216,082,453	362,150,383
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	73,740,885	33,643,213

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$15,841,123	$7,866,335

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$–	$612,847

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Canada			U.S. TIP Bonds
0.23%			0.13% - 0.38%
Due 04/01/16	$364,541,761	$364,544,090	04/15/17 - 07/15/23	$353,293,600	$371,832,617

HSBC Group			U.S. Treasury Strips
0.21%			0.00%
Due 04/01/16	131,219,268	131,220,034	05/15/43	282,821,300	133,843,670

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Commodities Strategy Fund	$12,687,589	$—	$(10,151,044)	$(10,151,044)
Managed Futures Strategy Fund	208,096,573	—	(39,323,014)	(39,323,014)
Multi-Hedge Strategies Fund	121,556,919	5,758,745	(3,502,246)	2,256,499

The Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

OTHER INFORMATION

Sector Classification

Information in the “Consolidated Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 27, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	May 27, 2016

*	Print the name and title of each signing officer under his or her signature.